Cover	May 08, 2024
Cover [Abstract]
Entity Registrant Name	Leafbuyer Technologies Inc.
Entity Central Index Key	0001643721
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 08, 2024
Entity Ex Transition Period	true
Entity File Number	333-206745
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	38-3944821
Entity Address Address Line 1	6888 S Clinton Street
Entity Address Address Line 2	Suite 301
Entity Address City Or Town	Greenwood Village
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80112
City Area Code	720
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	235-0099